Description of the Business (Details) - USD ($)		6 Months Ended
	Oct. 15, 2021	Jun. 30, 2022	Dec. 16, 2021
Accounting Policies [Abstract]
Exceeding amount		$ 19,457,103
Purchase price	$ 54,200,000
Investment			$ 260,000,000
cash			$ 50,000,000